Property and Equipment, net: (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Cost
Total cost	$ 39,560	$ 39,560
Accumulated depreciation	(15,754)	(10,050)
Total property and equipment, net	23,806	29,510
Furniture and fixtures [Member]
Cost
Total cost	13,341	13,341
Software [Member]
Cost
Total cost	$ 26,219	$ 26,219